Debt and Financing Arrangements (Details) (USD $) In Millions, unless otherwise specified	Apr. 30, 2014	Apr. 30, 2013
Debt and Financing Arrangements [Abstract]
Total long-term debt	$ 1,979.8	$ 2,017.8
Current portion of long-term debt	100.0	50.0
Total long-term debt, less current portion	1,879.8	1,967.8
4.78% Senior Notes due June 1, 2014 [Member]
Long-term debt
Company issued Senior Notes	100.0	100.0
Percentage on Notes	4.78%
6.12% Senior Notes due November 1, 2015 [Member]
Long-term debt
Company issued Senior Notes	24.0	24.0
Percentage on Notes	6.12%
6.63% Senior Notes due November 1, 2018 [Member]
Long-term debt
Company issued Senior Notes	392.0	395.0
Percentage on Notes	6.63%
3.50% Notes due October 15, 2021 [Member]
Long-term debt
Notes Payable, Noncurrent	763.8	748.8
Percentage on Notes	3.50%
5.55% Senior Notes due April 1, 2022 [Member]
Long-term debt
Company issued Senior Notes	300.0	350.0
Percentage on Notes	5.55%
4.50% Senior Notes due June 1, 2025 [Member]
Long-term debt
Company issued Senior Notes	$ 400.0	$ 400.0
Percentage on Notes	4.50%